OPERATING LEASES - Charterhire and Office Rent Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	$ 2,961
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	10,539
Less: Imputed interest	(1,207)
Present value of operating lease liabilities	$ 9,332	$ 12,253	$ 18,597